Financial risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Maturity analysis of financial liabilities
Cash and cash equivalents	$ 6,166	$ 6,329	$ 7,832
Short-term fixed income investments	13
Fixed deposits	64	53	42
Overdrafts	183	291	286
Committed bank facilities	4,875
Undrawn committed bank facilities	4,900
Total financial liabilities, undiscounted cash flows	64,071	66,119	52,254
Derivative financial instruments	93	79	33
Derivative financial instruments	87	83	142
Effect of interest	(8,019)	(8,635)	(8,000)
Effect of discounting, fair values and issue costs	(3,414)	(2,893)	(2,283)
Financial instruments after effects of interest and discounting, fair values and issue costs	52,638	54,591	41,971
Issue of Ordinary Shares	29	27,214	30
Contingent consideration	2,222	2,865	3,323	$ 4,139
Borrowings	29,232	30,781	20,380
Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	48	(6)	(206)
Effect of interest	(22)	(26)	(26)
Effect of discounting, fair values and issue costs	70	(29)	(46)
Financial instruments after effects of interest and discounting, fair values and issue costs	96	(61)	(278)
Derivative assets [Member]
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(15,062)	(14,555)	(12,732)
Effect of interest	227	299	379
Effect of discounting, fair values and issue costs	63	(36)	(70)
Financial instruments after effects of interest and discounting, fair values and issue costs	(14,772)	(14,292)	(12,423)
Derivative liabilities [Member]
Maturity analysis of financial liabilities
Derivative financial instruments payable	15,110	14,549	12,526
Effect of interest	(249)	(325)	(405)
Effect of discounting, fair values and issue costs	7	7	24
Financial instruments after effects of interest and discounting, fair values and issue costs	14,868	14,231	12,145
Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	64,023	66,125	52,460
Effect of interest	(7,997)	(8,609)	(7,974)
Effect of discounting, fair values and issue costs	(3,484)	(2,864)	(2,237)
Financial instruments after effects of interest and discounting, fair values and issue costs	52,542	54,652	42,249
Bank overdrafts and other loans
Maturity analysis of financial liabilities
Non-derivative financial instruments	365	387	667
Effect of interest	(15)
Effect of discounting, fair values and issue costs			(1)
Financial instruments after effects of interest and discounting, fair values and issue costs	350	387	666
Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	36,024	38,158	27,116
Effect of interest	(7,982)	(8,609)	(7,974)
Effect of discounting, fair values and issue costs	(113)	(142)	(109)
Financial instruments after effects of interest and discounting, fair values and issue costs	27,929	29,407	19,033
Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,025	1,076	738
Effect of discounting, fair values and issue costs	(72)	(89)	(57)
Financial instruments after effects of interest and discounting, fair values and issue costs	953	987	681
Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	26,609	26,504	23,939
Effect of discounting, fair values and issue costs	(3,299)	(2,633)	(2,070)
Financial instruments after effects of interest and discounting, fair values and issue costs	23,310	23,871	21,869
Due within one year
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	25,489	21,639	18,723
Borrowings	5,500
Due within one year | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	33	8	(99)
Due within one year | Derivative assets [Member]
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(12,445)	(11,766)	(9,719)
Due within one year | Derivative liabilities [Member]
Maturity analysis of financial liabilities
Derivative financial instruments payable	12,478	11,774	(9,620)
Due within one year | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	25,456	21,631	18,822
Due within one year | Bank overdrafts and other loans
Maturity analysis of financial liabilities
Non-derivative financial instruments	365	387	667
Due within one year | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	5,777	1,981	2,136
Due within one year | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	249	256	207
Due within one year | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	19,065	19,007	15,812
Years 1 and 2
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	7,593	8,389	4,598
Years 1 and 2 | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	66	11	7
Years 1 and 2 | Derivative assets [Member]
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(1,012)	(55)	(60)
Years 1 and 2 | Derivative liabilities [Member]
Maturity analysis of financial liabilities
Derivative financial instruments payable	1,078	66	(67)
Years 1 and 2 | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	7,527	8,378	4,591
Years 1 and 2 | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	5,233	5,647	1,839
Years 1 and 2 | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	208	210	168
Years 1 and 2 | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,086	2,521	2,584
Years 2 and 3
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	3,656	7,093	3,887
Years 2 and 3 | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	4	19	8
Years 2 and 3 | Derivative assets [Member]
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(34)	(1,060)	(59)
Years 2 and 3 | Derivative liabilities [Member]
Maturity analysis of financial liabilities
Derivative financial instruments payable	38	1,079	(67)
Years 2 and 3 | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,652	7,074	3,879
Years 2 and 3 | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,608	5,242	2,101
Years 2 and 3 | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	172	163	120
Years 2 and 3 | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	872	1,669	1,658
Years 3 and 4
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	3,706	3,587	3,356
Years 3 and 4 | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)		4	(71)
Years 3 and 4 | Derivative assets [Member]
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(103)	(35)	(1,151)
Years 3 and 4 | Derivative liabilities [Member]
Maturity analysis of financial liabilities
Derivative financial instruments payable	103	39	(1,080)
Years 3 and 4 | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,706	3,583	3,427
Years 3 and 4 | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,983	2,591	1,617
Years 3 and 4 | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	128	130	82
Years 3 and 4 | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	595	862	1,728
Years 4 and 5
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	2,168	3,292	3,281
Years 4 and 5 | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	3	(7)	4
Years 4 and 5 | Derivative assets [Member]
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(32)	(118)	(36)
Years 4 and 5 | Derivative liabilities [Member]
Maturity analysis of financial liabilities
Derivative financial instruments payable	35	111	(40)
Years 4 and 5 | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,165	3,299	3,277
Years 4 and 5 | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,267	2,970	2,502
Years 4 and 5 | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	84	96	53
Years 4 and 5 | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	814	233	722
Later than five years
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	21,459	22,119	18,409
Later than five years | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	(58)	(41)	(55)
Later than five years | Derivative assets [Member]
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(1,436)	(1,521)	(1,707)
Later than five years | Derivative liabilities [Member]
Maturity analysis of financial liabilities
Derivative financial instruments payable	1,378	1,480	(1,652)
Later than five years | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	21,517	22,160	18,464
Later than five years | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	18,156	19,727	16,921
Later than five years | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	184	221	108
Later than five years | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,177	$ 2,212	$ 1,435
Maturing July 2023 | Bank overdrafts and other loans
Maturity analysis of financial liabilities
Borrowings	2,000
Maturing July 2024 | Bank overdrafts and other loans
Maturity analysis of financial liabilities
Borrowings	2,000
Euro medium term note programme
Maturity analysis of financial liabilities
Debt instruments issued	3,068
SEC registered programme
Maturity analysis of financial liabilities
Debt instruments issued	$ 20,651